Schedule of Interest Rate Swaps (Detail) (Interest Rate Contracts [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	Sep. 29, 2013 Derivative	Apr. 04, 2013	Dec. 30, 2012 Derivative
Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging
Financial Instrument [Line Items]
Number of Instruments	14		2
Notional amount	$ 1,333,000	$ 650,000	$ 900,000
Fixed Rate Range	0.76%		0.58%